Fair Value Quantitative and Qualitative Disclosures - Summary of Comparison Between the Fair Value and the Carrying Amount of Financial Instruments (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL ASSETS
Cash and deposits in banks	$ 250,089,093	$ 335,692,114	$ 382,135,611
Repo transactions	61,929,317	61,176,357
Other financial assets	53,436,257	64,463,931
Loans and other financing	598,600,865	686,328,209
Other debt securities	599,259,838	46,832,279
Financial assets delivered as guarantee	30,620,278	34,993,147
Financial assets	1,593,935,648	1,229,486,037
Financial liabilities
Deposits	1,295,395,069	1,147,041,028
Other financial liabilities	135,091,316	131,278,389
Financing received from the BCRA and other financial entities	2,449,342	852,660
Issued corporate bonds	2,715,556	5,825,893
Subordinated corporate bonds	72,129,837	81,762,819
Financial liabilities	1,507,781,120	1,366,760,789
Level 1 [member]
FINANCIAL ASSETS
Cash and deposits in banks	250,089,093	335,692,114
Repo transactions	61,929,317	61,176,357
Other financial assets	53,436,257	64,416,765
Other debt securities	511,722,746	44,550,843
Financial assets delivered as guarantee	30,620,278	34,993,147
Financial assets	907,797,691	540,829,226
Financial liabilities
Deposits	649,076,325	650,045,751
Other financial liabilities	130,781,463	129,516,534
Financing received from the BCRA and other financial entities	2,382,151	771,790
Financial liabilities	782,239,939	780,334,075
Level 2 [member]
FINANCIAL ASSETS
Other debt securities	82,669,663	1,265,887
Financial assets	82,669,663	1,265,887
Financial liabilities
Other financial liabilities	4,371,904	2,794,914
Financing received from the BCRA and other financial entities	51,963	74,752
Issued corporate bonds	2,638,551	5,128,186
Subordinated corporate bonds	58,815,433	67,123,964
Financial liabilities	65,877,851	75,121,816
Level 3 [member]
FINANCIAL ASSETS
Loans and other financing	521,939,679	637,724,702
Other debt securities	96,304	304,156
Financial assets	522,035,983	638,028,858
Financial liabilities
Deposits	645,261,404	496,348,778
Financial liabilities	645,261,404	496,348,778
At fair value [member]
FINANCIAL ASSETS
Cash and deposits in banks	250,089,093	335,692,114
Repo transactions	61,929,317	61,176,357
Other financial assets	53,436,257	64,416,765
Loans and other financing	521,939,679	637,724,702
Other debt securities	594,488,713	46,120,886
Financial assets delivered as guarantee	30,620,278	34,993,147
Financial assets	1,512,503,337	1,180,123,971
Financial liabilities
Deposits	1,294,337,729	1,146,394,529
Other financial liabilities	135,153,367	132,311,448
Financing received from the BCRA and other financial entities	2,434,114	846,542
Issued corporate bonds	2,638,551	5,128,186
Subordinated corporate bonds	58,815,433	67,123,964
Financial liabilities	$ 1,493,379,194	$ 1,351,804,669